Convertible Note Payable (Details Textual)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 06, 2018 USD ($) Days $ / shares shares	Sep. 20, 2018 USD ($) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Convertible Note Payable (Textual)
Convertible note payable						$ 34,065
Original issue discount			(534)			(534)
Principal amount			$ 17,486			$ 18,000
Valuation method			Black-Sholes valuation model			Black Scholes valuation model
Dividend yield			0.00%			0.00%
Maturity term (in years)			94 years			18 years
Risk free interest rate			2.85%			2.63%
Annualized volatility			289.61%			101.00%
Change in value of derivative			$ 15,730			$ 35,051
Interest on derivative liability			23,118			23,118
Amortization of debt discounts			2,394			33,779
Accrued interest			288			5,352
Penalty assessment					$ 17,500
Additional interest expense					$ 29,265
Value of debt converted							94,135
Interest expense			$ (685,170)	$ (26,461)		124,358
Promissory Note [Member]
Convertible Note Payable (Textual)
Convertible note payable	$ 32,000
Original issue discount	$ 3,000
Term	1 year
Interest rate	12.00%
Conversion price	58.00%
Trading days | Days	15
Conversion feature of note	$ 55,118
Valuation method	Black Scholes valuation model
Dividend yield	0.00%
Maturity term (in years)	1 year
Risk free interest rate	3.03%
Annualized volatility	298.79%
Change in value of derivative	$ 23,118
Loan Agreement [Member] | Lender [Member]
Convertible Note Payable (Textual)
Value of debt converted		$ 8,000				$ 8,000
Number of debt converted | shares		1,777,778				5,305,040
Stock issued for debt conversion		$ 10,375				$ 7,583
Convertible Promissory Note [Member]
Convertible Note Payable (Textual)
Principal amount	$ 35,000
Number of common stock issued for conversion | shares	26,398,734
Conversion price per share | $ / shares	$ 0.0015
Convertible Promissory Note [Member] | Interest [Member]
Convertible Note Payable (Textual)
Principal amount	$ 4,255
Convertible Promissory Note [Member] | Principal [Member]
Convertible Note Payable (Textual)
Principal amount	$ 26,920